Severance and Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring And Related Activities [Abstract]
Schedule of Expenses, Cash Flows, and Accrued Liabilities Associated with Restructuring Actions

The expenses, cash flows, and accrued liabilities associated with the restructuring actions described above are noted in the following table (in thousands):

	(Benefit) Expense		Cash flow			Accrued Liabilities
	For the years ended December 31,		For the years ended December 31,			As of December 31,
	2016	2015	2017	2016	2015	2017	2016
Fourth Quarter 2015 Action
Workforce reduction	$(700)	$11,863	$507	$8,954	$785	$917	$1,424

First quarter 2015 Actions
Workforce reduction	$(510)	$5,467	$94	$539	$3,660	$664	$758
Facility closure	254	1,245	-	686	813	-	-
Total	$(256)	$6,712	$94	$1,225	$4,473	$664	$758